Share capital (Summary of Changes in Company's Outstanding Stock Options) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number
Balance, beginning of year | shares	8,021	3,160
Granted | shares	3,710	5,915
Exercised | shares	(73)	(1,014)
Expired | shares	(999)	(40)
Balance, end of year | shares	10,659	8,021
Weighted average exercise price
Balance, beginning of year | $ / shares	$ 3.29	$ 3.77
Granted | $ / shares	3.85	2.86
Exercised | $ / shares	3.45	2.33
Expired | $ / shares	3.75	2.39
Balance, end of year | $ / shares	$ 3.45	$ 3.29